Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2022
Customer relationships [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Useful life measured as period of time, intangible assets	10 years